EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated March 1, 2014 to the Prospectus of Blackstone Alternative Multi-Manager Fund, a series of Blackstone Alternative Investment Funds, dated July 31, 2013, as supplemented October 18, 2013 and November 21, 2013, filed with the Securities and Exchange Commission on March 3, 2014 under Rule 497(e) (SEC Accession No. 0001193125-14-078464).